STATEMENTS OF FINANCIAL POSITION - CAD ($)		Jan. 31, 2021	Jan. 31, 2020
Current assets
Cash and cash equivalents		$ 1,481,302	$ 1,887,924
Receivables		1,967	2,507
Prepaid expenses and deposits		84,126	84,882
Current assets		1,567,395	1,975,313
Mineral property interests	[1]	4,832,500	4,832,500
Exploration and evaluation assets (Note 6)	[2]	24,880,659	24,880,659
Equipment, vehicles and furniture (Note 7)	[3]	38,538	55,211
Reclamation deposits		123,600	123,600
Total assets		31,442,692	31,867,283
Current liabilities
Accounts payable and accrued liabilities		19,102	16,439
Amounts owing to related parties (Note 10)	[4]	13,978	19,198
Current liabilities		33,080	35,637
Shareholders' equity
Share Capital (Note 8)	[5]	54,223,481	54,223,481
Contributed surplus (Note 8)	[5]	17,707,324	17,486,131
Deficit		(40,521,193)	(39,877,966)
Equity		31,409,612	31,831,646
Total liabilities and shareholders' equity		$ 31,442,692	$ 31,867,283

[1]	Note 5
[2]	Note 6
[3]	Note 7
[4]	Note 10
[5]	Note 8